As filed with the Securities and Exchange Commission on May 30, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  March 31, 2014

Item 1. Schedule of Investments.

CONTRAVISORY STRATEGIC EQUITY FUND
SCHEDULE OF INVESTMENTS at March 31, 2014 (Unaudited)

Shares		Fair Value
COMMON STOCKS: 97.7%
Administrative and Support Services: 2.6%
3,920	Moody's Corp.	$310,934
Apparel Manufacturing: 2.6%
5,382	Cintas Corp.	320,821
Broadcasting (except Internet): 5.1%
5,280	CBS Corp. - Class B	326,304
3,885	Scripps Networks Interactive, Inc. - Class A	294,910
		621,214
Chemical Manufacturing: 10.1%
3,355	Ashland, Inc.	333,755
5,675	Bristol-Myers Squibb Co.	294,816
1,955	Celgene Corp. 1	272,918
4,640	Gilead Sciences, Inc. 1	328,791
		1,230,280
Computer and Electronic Product Manufacturing: 8.7%
13,300	International Rectifier Corp. 1	364,420
3,385	Raytheon Co.	334,404
4,480	SanDisk Corp.	363,731
		1,062,555
Credit Intermediation and Related Activities: 5.3%
20,455	Bank of America Corp.	351,826
6,235	Citigroup, Inc.	296,786
		648,612
Health and Personal Care Stores: 2.9%
4,630	CVS Caremark Corp.	346,602
Insurance Carriers and Related Activities: 5.1%
5,750	American International Group, Inc.	287,557
2,955	Humana, Inc.	333,088
		620,645
Machinery Manufacturing: 7.2%
2,433	Dril-Quip, Inc. 1	272,739
4,635	Ingersoll-Rand PLC	265,308
2,938	United Technologies Corp.	343,276
		881,323
Miscellaneous Manufacturing: 2.8%
25,180	Boston Scientific Corp. 1	340,434
Miscellaneous Store Retailers: 1.8%
19,760	Staples, Inc.	224,078
Nonstore Retailers: 2.2%
4,095	Sohu.com, Inc. 1	266,544
Primary Metal Manufacturing: 2.5%
4,315	Belden, Inc.	300,324
Professional, Scientific & Technical Services: 18.1%
2,660	Amgen, Inc.	328,084
1,825	Baidu, Inc. - ADR 1	278,094
15,525	Convergys Corp.	340,153
6,490	Leidos Holdings, Inc.	229,551
4,020	MasterCard, Inc. - Class A	300,294

7,690	Open Text Corp.	$366,890
3,350	VMware, Inc. - Class A 1	361,867
		2,204,933
Publishing Industries: 2.9%
5,300	Check Point Software Technologies, Ltd. 1	358,439
Publishing Industries (except Internet): 4.7%
8,070	Informatica Corp. 1	304,885
12,120	Progress Software Corp. 1	264,216
		569,101
Rail Transportation: 2.0%
2,409	Kansas City Southern	245,862
Securities, Commodity Contracts, and Other Financial Investments and Related Activities: 2.6%
1,920	Goldman Sachs Group, Inc.	314,592
Support Activities for Mining: 2.9%
5,950	Halliburton Co.	350,395
Transportation Equipment Manufacturing: 5.6%
3,460	Autoliv, Inc.	347,211
10,545	Gentex Corp.	332,484
		679,695
TOTAL COMMON STOCKS
(Cost $9,507,847)		11,897,383

SHORT-TERM INVESTMENTS: 2.6%
MONEY MARKET FUNDS: 2.6%
316,678	Fidelity Institutional Money Market Portfolio, 0.05% *	316,678
TOTAL MONEY MARKET FUNDS
(Cost $316,678)		316,678

TOTAL INVESTMENTS IN SECURITIES: 100.3%
(Cost $9,824,525)		12,214,061
Liabilities in Excess of Other Assets: (0.3)%		(34,839)
TOTAL NET ASSETS: 100.0%		$12,179,222

ADR American Depositary Receipt
PLC Public Limited Company
1 Non-income producing security.
* Annualized seven-day yield as of March 31, 2014.

The cost basis of investments for federal income tax purposes at March 31, 2014 was as follows+:

Cost of investments	$9,824,525
Gross unrealized appreciation	2,749,159
Gross unrealized depreciation	(359,623)
Net unrealized appreciation	$2,389,536

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Disclosure at March 31, 2014 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. Generally Accepted Accounting Principles establish a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2014:

	Level 1	Level 2	Level 3	Total

Common Stocks ^	$11,897,383	$-	$-	$11,897,383
Short-Term Investments	316,678	-	-	316,678
Total Investments	$12,214,061	$-	$-	$12,214,061

^ See Schedule of Investments for industry breakouts.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title            /s/ Elaine E. Richards
                     Elaine E. Richards, President

Date            5/20/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/ Elaine E. Richards
                 Elaine E. Richards, President

Date            5/20/14

By (Signature and Title)*        /s/ Eric C. Vanandel
Eric C. Vanandel, Treasurer

Date            5/20/14

* Print the name and title of each signing officer under his or her signature.